NEOS Bitcoin High Income ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 24.0%		Shares	Value
iShares Bitcoin Trust ETF (a)		3,376,528	$129,726,206
VanEck Bitcoin ETF (a)		5,374,907	102,983,218
TOTAL EXCHANGE TRADED FUNDS (Cost $330,091,332)			232,709,424

PURCHASED OPTIONS - 8.9%	Notional Amount	Contracts	Value
Call Options - 8.9%
CBOE Bitcoin U.S. ETF Index (b)(c) Expiration: 07/17/2026; Exercise Price: $1,600.00	730,619,526	4,567	86,773,000
TOTAL PURCHASED OPTIONS (Cost $85,786,633)			86,773,000

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 75.2%		Par	Value
3.58%, 05/05/2026 (d)		733,571,000	731,066,302
TOTAL U.S. TREASURY BILLS (Cost $731,109,822)			731,066,302

MONEY MARKET FUNDS - 1.1%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (e)		8,298,842	8,298,842
Northern U.S. Government Select Money Market Fund, 3.36% (e)		2,210,420	2,210,420
TOTAL MONEY MARKET FUNDS (Cost $10,509,262)			10,509,262

TOTAL INVESTMENTS - 109.2% (Cost $1,157,497,049)			1,061,057,988
Liabilities in Excess of Other Assets - (9.2)%			(89,305,142)
TOTAL NET ASSETS - 100.0%			$971,752,846

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of March 31, 2026.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS Bitcoin High Income ETF
Consolidated Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (9.1)%	Notional Amount	Contracts	Value
Call Options - (1.5)%
CBOE Bitcoin U.S. ETF Index (a)(b)
Expiration: 05/15/2026; Exercise Price: $1,740.00	$(243,486,516)	(1,522)	$(8,827,600)
Expiration: 05/15/2026; Exercise Price: $1,820.00	(243,486,516)	(1,522)	(5,631,400)
Total Call Options			(14,459,000)

Put Options - (7.6)%
CBOE Bitcoin U.S. ETF Index (a)(b) Expiration: 07/17/2026; Exercise Price: $1,600.00	(730,619,526)	(4,567)	(74,442,100)
TOTAL WRITTEN OPTIONS (Premiums received $89,564,743)			$(88,901,100)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Bitcoin High Income ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$232,709,424	$–	$–	$232,709,424
Purchased Options	–	86,773,000	–	86,773,000
U.S. Treasury Bills	–	731,066,302	–	731,066,302
Money Market Funds	10,509,262	–	–	10,509,262
Total Investments	$243,218,686	$817,839,302	$–	$1,061,057,988

Liabilities:
Written Options	$–	$(88,901,100)	$–	$(88,901,100)
Total Written Options	$–	$(88,901,100)	$–	$(88,901,100)

Refer to the Schedule of Investments for further disaggregation of investment categories.